OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
OTHER RECEIVABLES

NOTE 8 – OTHER RECEIVABLES

In July 2020, the Company’s wholly-owned subsidiary, Integra, entered into an agreement with Studebaker Defense Group, LLC (“Studebaker”) wherein Integra would pay Studebaker a down payment of $500,000 and Studebaker would deliver 180,000 boxes of nitrile gloves by August 14, 2020. Integra wired the $500,000 to Studebaker, but to date, Studebaker has not delivered the gloves or provided a refund of the deposit. On December 31, 2020, we filed a complaint against Studebaker in Florida state court, Case No. 20-CA-010118 in the Circuit Court for the Thirteenth Judicial Circuit in Hillsborough County, for among other things, breach of contract. On January 29, 2021, Integra Pharma Solutions filed a motion for clerk’s default against Studebaker. On February 2, 2021, the clerk of court issued default against Studebaker. On March 4, 2021, Integra Pharma Solutions filed a motion for final default judgment against Studebaker. On March 22, 2021, counsel for Studebaker filed a notice of appearance in the case. On March 24, Studebaker filed a response in opposition to the motion for final judgment, and on March 25, 2021, Studebaker filed a motion to dismiss the case. On May 14, 2021, the Court denied Integra’s motion for final default judgment, granted Studebaker’s motion to set aside the clerk’s default, and denied Studebaker’s motion to dismiss. An amended answer and affirmative defenses were filed by Studebaker on October 14, 2021. Integra’s motion to strike the affirmative defenses, or in the alternative, motion for more definite statement is scheduled for hearing on April 27, 2022. We have also scheduled the deposition of Studebaker’s corporate representative on April 12, 2022, and moved to compel better answers to outstanding discovery. The litigation remains pending and is in the discovery phase. Integra remains confident it can successfully prosecute its claims against Studebaker on the merit. On June 30, 2021, the $500,000 was recorded as Loss on Inventory Investment.

In August 2020, Integra, entered into an agreement with Sandwave Group Dsn Bhd (“Sandwave”), wherein Integra would pay Sandwave a down payment of $581,250 and Sandwave’s supplier, Crecom Burj Group SDN BHD (“Crecom”), would deliver 150,000 boxes of nitrile gloves within 45 days. Integra wired the $581,250 to Sandwave, which in turn wired the purchase price to Crecom, which Crecom accepted; however, to date, Crecom has not delivered the nitrile gloves. Integra demanded return of its $581,250 and Crecom has acknowledged that Integra is entitled to a refund, but to date Crecom has failed to return Integra’s money. In February 2021, Integra filed a complaint against Crecom in Malaysia: Case No. WA-22NCC-55-02/2021 in the High Court of Malaysia at Kuala Lumpur in the Federal Territory, Malaysia for the Malaysian equivalent of breach of contract. Crecom filed an appearance on March 1, 2021. In April 2021, an Application for Summary Judgment was filed with the court, and on May 25, 2021, the Court extracted the sealed application, and a copy thereof was served on Crecom’s attorneys and Crecom, 14 days later, filed an Affidavit in Reply with the court alleging that there are issues to be tried and that this case must go to a full trial. On June 28, 2021, the court directed both parties to file their written submissions/arguments in relation to the application for summary judgment on or before July 12, 2021, and scheduled a hearing thereon for August 26, 2021. At the final hearing on October 18th, the ruling for the summary judgment was denied and a trial date is pending. The Company believes that it will prevail in the lawsuit filed; but the steps to enforce a judgment in Malaysia, if any, may be cumbersome, time consuming or costly. The Company cannot determine the timing of the judgment, nor the amount ultimately collected. At June 30, 2021, the $581,250 was recorded as Loss on Inventory Investment.

On November 19, 2021, Integra filed a complaint against GSG PPE, LLC (“GSG”) and Gary Waxman (“Waxman”), the owner, alleging three counts of breach of contract for a purchase agreement, a promissory note, and a personal guaranty. Collectively, the company alleges that GSG and Waxman have materially breached all three contracts. In late 2020, GSG and Integra executed a valid initial contract setting the terms of a business transaction. GSG failed to pay Integra approximately 75% of the amount owed to Integra. GSG acknowledged it owed the money and executed a promissory note in favor of Integra in the amount of $630,000 which matured on September 30, 2021. The note provides for attorney fees and interest in addition to the $630,000. Waxman’s personal guaranty confirmed that GSG owed Integra $630,000. Integra has propounded discovery and plans to file a motion for summary judgment on all three counts of breach of contract shortly after this filing. The company believes that the facts of the case are favorable to Integra, but the outcome of the summary judgment hearing is unknown. On September 30, 2021, the $630,000 was recorded as Bad Debt Expense.